Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Warrants to Purchase of Common Stock were Issued and Outstanding	As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)

Outstanding - January 31, 2022	11,945,000	$11.50	5.98
Issued during the year	-	-	-
Expired during the year	-	-	-
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the year	400,000	0.35	0.16
Expired during the year	-	-	-
Outstanding – December 31, 2023	12,345,000	11.22	4.93
Exercisable – December 31, 2023	12,345,000	$11.22	4.93